Share capital - Schedule of share capital (Details) - GBP (£) £ in Millions, shares in Millions		1 Months Ended	12 Months Ended
		Jun. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of classes of share capital [line items]
Issued in Rights Issue (in shares)		1,085
Equity, beginning balance			£ 29,892	£ 29,562	£ 23,856
Rights Issue			6,839
Issued during the year in lieu of dividends	[1]		0	(1)	0
Equity, ending balance			£ 37,826	£ 29,892	£ 29,562
Share capital
Disclosure of classes of share capital [line items]
Issued capital beginning balance (in shares)			3,967	3,930
Issued in Rights Issue (in shares)			1,085
Issued during the year in lieu of dividends (in shares)			81	37
Issued capital ending balance (in shares)			5,133	3,967	3,930
Equity, beginning balance			£ 493	£ 488	£ 485
Rights Issue			135
Issued during the year in lieu of dividends	[1]		10	5	3
Equity, ending balance			£ 638	£ 493	£ 488

[1]	Included within the share premium account are costs associated with scrip dividends.